AFBA 5Star Fund, Inc.

                       AFBA 5Star Balanced Fund
                       AFBA 5Star Large Cap Fund
                      AFBA 5Star High Yield Fund
                        AFBA 5Star Mid Cap Fund
                 AFBA 5Star Science & Technology Fund
                       AFBA 5Star Small Cap Fund
                      AFBA 5Star USA Global Fund

               Supplement dated November 26, 2002 to the
   Advisory Series Prospectus relating to Class A, Class B and Class C Shares and the Institutional Series Prospectus relating to Class I
          Shares each dated July 31, 2002 (the "Prospectuses")

The information in this Supplement, updates the corresponding information in, and should be read in conjunction with the Prospectuses.

NEW ADDRESSES FOR FUND TRANSACTIONS

     Please note the following address changes under "Conducting Business with AFBA 5Star Fund-By Mail" on page 36 of the Advisory Series Prospectus and page 26 of the Institutional Series Prospectus:

INITIAL PURCHASES AND ALL REDEMPTIONS (EFFECTIVE 12/01/2002):
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P. O Box 9779
Providence, RI 02940

OVERNIGHT ADDRESS FOR ALL TRANSACTIONS:
(Before 01/03/2003)                 (Starting 01/03/2003)
AFBA 5Star Fund, Inc.               AFBA 5Star Fund, Inc.
c/o PFPC Inc.                       c/o PFPC Inc.
211 South Gulph Road                760 Moore Road
King of Prussia, PA 19406           King of Prussia, PA 19406

SUBSEQUENT PURCHASES (EFFECTIVE 12/01/2002):
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P. O. Box 9779
Providence, RI 02940

CHANGE IN FREQUENCY OF DISTRIBUTIONS TO SHAREHOLDERS OF THE AFBA 5STAR HIGH YIELD FUND

The first sentence of the first paragraph under "Distributions and Taxes" on page 31 of the Advisory Series Prospectus and pages 22-23 of the Institutional Series Prospectus is deleted in its entirety and replaced with the following:

The AFBA 5Star High Yield Fund pays distributions from net investment income monthly. The AFBA 5Star Balanced Fund pays distributions from net investment income quarterly, usually in April, June, September and December.

            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE